As  filed  with  the  Securities  and  Exchange  Commission
on    December 4,  1996
                                                    Registration Nos. 33-41694
                                                                      811-6352
==============================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549
                             ____________________

                                  FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 15

                                    and/or

 REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY  ACT  OF  1940

                                   Amendment No. 23
                      (Check appropriate box or boxes.)

                           AETNA SERIES FUND, INC.
              _________________________________________________
              (Exact Name of Registrant as Specified in Charter)

        151  Farmington  Avenue  RC4A
     Hartford, Connecticut                                            06156
      ________________________________________                      __________
     (Address  of Principal Executive Offices)                      (Zip Code)

Registrant's  Telephone  Number,  Including  Area  Code      (860)  273-7834

                               Susan E. Bryant, Counsel
                   Aetna Life Insurance and Annuity Company
                         151 Farmington Avenue, RC4A
                       Hartford, Connecticut 06156

                   (Name and Address of Agent For Service)

                                  Copies to:

                         Raymond A. O'Hara III, Esq.
                      Blazzard, Grodd & Hasenauer, P.C.
                                P.O. Box 5108
                             Westport, CT  06881
                                (203) 226-7866

It  is  proposed  that  this  filing  will become effective (check appropriate space)
   ___    immediately  upon  filing  pursuant  to  paragraph  (b)  of Rule 485
   _X_    on December 6, 1996 pursuant  to  paragraph  (b)  of  Rule  485
   ___    60  days  after  filing  pursuant  to  paragraph  (a)(1) of Rule 485
   ___    on  (date)  pursuant  to  paragraph  (a)(1)  of  Rule  485
   ___    75  days  after  filing  pursuant  to  paragraph  (a)(2) of Rule 485
   ___    on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485


   If appropriate, check the following box:

     _X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Aetna Series Fund, Inc. has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 Notice for its fiscal year ended October 31, 1995 on December 29, 1995.








                           AETNA SERIES FUND, INC.

                            CROSS REFERENCE SHEET
                        (as required by Rule 404 (c))

                           AETNA INDEX PLUS FUND PROSPECTUS


                        PART A
N-1A
--------
Item No.                                         Location
--------                                         -------------------------------

1.        Cover Page...........................  Cover Page

2.        Synopsis.............................  Fee Tables; Highlights

3.        Condensed Financial Information......  Not Applicable

4.        General Description of Registrant....  Description of Index Plus;
                                                 Investment Techniques;
                                                 Risk Factors and Other
                                                 Considerations; Investment
                                                 Restrictions; General
                                                 Information

5.        Management of the Fund...............  Management of the Series;
                                                 Portfolio Management

5A.       Management's Discussion of Fund
          Performance......                      Not Applicable

6.        Capital Stock and Other Securities...  General Information;
                                                 Shareholder Services;
                                                 Index Plus Distribu-
                                                 tions; Taxes

7.        Purchase of Securities Being Offered.  Shareholder Services;
                                                 Management of the Series;
                                                 Net Asset Value; Fees and
                                                 Charges (Adviser Class
                                                 Prospectus Only)

8.        Redemption or Repurchase.............  Shareholder Services;
                                                 Fees and Charges (Adviser
                                                 Class Prospectus Only)

9.        Pending Legal Proceedings............  None - Not Applicable

                           PART B

10.       Cover Page...........................  Cover Page

11.       Table of Contents....................  Table of Contents

12.       General Information and History......  General Information
                                                 and History

13.       Investment Objectives and Policies...  Additional Investment
                                                 Restrictions and Policies
                                                 of Index Plus; Description
                                                 of Various Securities and
                                                 Investment Techniques

14.       Management of the Fund...............  Directors and Officers
                                                 of the Fund

15.       Control Persons and Principal Holders  Control Persons and
          of Securities......................    Principal Holders of
                                                 Index Plus

16.       Investment Advisory and Other          The Investment Advisory
          Services...........................    Agreement; Subadvisory
                                                 Agreement; The Adminis-
                                                 trative Services Agreement;
                                                 Independent Auditors;
                                                 Custodian; Distribution
                                                 Arrangements; License
                                                 Agreement

17.       Brokerage Allocation and Other         Brokerage Allocation
          Practices..........................

18.       Capital Stock and Other Securities...  Description of Shares


19.       Purchase, Redemption and Pricing of    Net Asset Value; Sale
          Securities Being Offered...........    and Redemption of Shares;
                                                 Distribution Arrangements

20.       Tax Status...........................  Tax Status

21.       Underwriters.........................  Principal Underwriter;
                                                 Distribution Arrangements

22.       Calculation of Performance Data.....   Performance Information


23.       Financial Statements.................  Financial Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                            PARTS A, B, AND C


The Prospectus, Statement of Additional Information and Part C are incorporated into Part A, Part B and Part C of this Post-Effective Amendment No. 15, respectively, by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on September 20, 1996.



                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Aetna Series Fund, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A (File No. 33-41694) and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut, on the 4th day of December, 1996.


                                      AETNA SERIES FUND, INC.
                                         Registrant

                                      By: Shaun P. Mathews*
                                          ---------------------------------
                                          Shaun P. Mathews
                                          President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons on December 4, 1996 in the capacities indicated.


Signature                                     Title

Shaun P. Mathews*                             President and Director
------------------------------------------
Shaun P. Mathews                              (Principal Executive Officer)

Morton Ehrlich*                               Director
------------------------------------------
Morton Ehrlich

Maria T. Fighetti*                            Director
------------------------------------------
Maria T. Fighetti

David L. Grove*                               Director
------------------------------------------
David L. Grove

Daniel P. Kearney*                            Director
------------------------------------------
Daniel P. Kearney

Timothy A. Holt*                              Director
------------------------------------------
Timothy A. Holt

Sidney Koch*                                  Director
------------------------------------------
Sidney Koch

Corine T. Norgaard*                           Director
------------------------------------------
Corine T. Norgaard


Richard G. Scheide*                           Director
------------------------------------------
Richard G. Scheide

J. Scott Fox*                                 Vice President and Treasurer
------------------------------------------
J. Scott Fox                                  (Principal Financial and
                                              Accounting Officer)



By: /s/ SUSAN E. BRYANT
    ------------------------------------------
       *Susan E. Bryant
       Attorney-in-Fact